Consolidated Statements of Cash Flows - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Operating activities:
Net cash generated from continuing operating activities before income tax paid	$ 28,915	$ 21,417	$ 7,941
Income tax and MPIT paid	(650)	(730)	(1,683)
Net cash generated from continuing operating activities	28,265	20,687	6,258
Net cash generated from discontinued operating activities	2,848	6,354	14,161
Net cash generated from operating activities	31,113	27,041	20,419
Investing activities:
Acquisition of participation in associates and joint ventures	(1,492)	(324)	(477)
Contributions and issuance of capital in associates and joint ventures	(2,702)
Acquisition and improvements of investment properties	(4,389)	(6,430)	(4,769)
Proceeds from sales of investment properties	13,192	1,018	887
Acquisitions and improvements of property, plant and equipment	(4,933)	(5,064)	(5,165)
Proceeds from sales of property, plant and equipment	3,371	16	47
Acquisitions of intangible assets	(4,014)	(4,006)	(1,654)
Proceeds from sales of property, plant and equipment	1,945		(344)
Dividends collected from associates and joint ventures	1,994	1,131	403
Proceeds from sales of interest held in associates and joint ventures	5,049	8,377	665
Proceeds from loans granted		240	1,612
Payment of acquisition of non controlling interest	6,494	1,904	(7,302)
Acquisitions of investments in financial assets	(14,319)	(49,054)	(65,908)
Proceeds from disposal of investments in financial assets	38,080	67,918	60,417
Interest received from financial assets	865	1,561	948
Dividends received from financial assets	107	129	672
Payment for acquisition of other assets			(297)
Proceeds from sales of intangible assets	28
Collection for liquidation of associate			29
Loans granted to related parties	(165)	(14)	(952)
Loans granted	(922)	(130)	(280)
Net cash generated from / (used in) continuing investing activities	38,189	17,272	(21,468)
Net cash used in discontinued investing activities	2,455	(6,083)	(9,065)
Net cash generated from / (used in) investing activities	40,644	11,189	(30,533)
Financing activities:
Borrowings and issuance of non-convertible notes	30,670	47,412	38,926
Payment of borrowings and non-convertible notes	(68,328)	(48,724)	(39,054)
Collections / (Payment) of short term loans, net	2,516	(1,013)	839
Interests paid	(19,154)	(19,017)	(15,892)
Repurchase of non-convertible notes	(13,071)	(7,378)
Capital contributions from non-controlling interest in subsidiaries		2,761	791
Acquisition of non-controlling interest in subsidiaries	(602)	(7,200)	(1,625)
Proceeds from sales of non-controlling interest in subsidiaries		13	6,925
Distribution of capital to non-controlling interest in subsidiaries			(89)
Borrowings obtained from related parties		64
Dividends paid to non-controlling interest in subsidiaries	(961)	(1,472)	(2,813)
Charge for issuance of shares and other equity instruments	1,897		(2,848)
Proceeds from sale at non-controlling interest	379
Net (payments for) / proceeds from derivate financial instrument	(3,923)	(655)	204
Net cash (used in) / generated from continuing financing activities	(70,577)	(35,209)	(14,636)
Net cash generated from /(used in) discontinued financing activities	(5,548)	7,455	8,473
Net cash generated from financing activities	(76,125)	(27,754)	(6,163)
Net (decrease) / increase in cash and cash equivalents from continuing activities	(4,123)	2,750	(29,846)
Net (decrease) / increase in cash and cash equivalents from discontinued activities	(245)	7,726	13,569
Net (decrease) / increase in cash and cash equivalents	(4,368)	10,476	(16,277)
Cash and cash equivalents at beginning of year	86,443	82,974	71,547
Cash and cash equivalents reclassified as held-for-sale	(450)	(242)	(856)
Foreign exchange gain and inflation adjustment on cash and changes in fair value of cash equivalents	8,734	(6,765)	28,560
Cash and cash equivalents at end of year	$ 90,359	$ 86,443	$ 82,974